Janus Henderson Global Sustainable Equity Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]			12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	15.27%	12.17%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.78%	5.41%	10.13%
Performance Inception Date	[1]	Jun. 25, 2020
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.36%	6.69%	11.29%
Performance Inception Date	[2]	Jun. 25, 2020
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.78%	6.86%	11.47%
Performance Inception Date		Jun. 25, 2020
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.46%	6.70%	11.35%
Performance Inception Date		Jun. 25, 2020
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.23%	5.37%	9.22%
Performance Inception Date		Jun. 25, 2020
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.83%	6.88%	11.54%
Performance Inception Date		Jun. 25, 2020
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.98%	7.00%	11.64%
Performance Inception Date		Jun. 25, 2020
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.64%		6.87% [3]
Performance Inception Date		Jun. 25, 2020
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.70%	6.74%	11.38%
Performance Inception Date		Jun. 25, 2020

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class R Shares on January 28, 2021.